Warrants - Schedule of Assumptions of Investors' Warrants (Details)		7 Months Ended	12 Months Ended
		Aug. 14, 2024	Dec. 31, 2024
Fund-Raising [Member]
Schedule of Assumptions of Investors [Line Items]
Risk-free interest rate	[1]	3.67%	4.36%
Expected volatility	[2]	98.29%	95.95%
Expected life (in years)	[3]	5	4.62
Dividend yield	[4]	0.00%	0.00%
Social Proxy Transaction [Member]
Schedule of Assumptions of Investors [Line Items]
Dividend yield	[4]	0.00%	0.00%
Social Proxy Transaction [Member] | Bottom of range [member]
Schedule of Assumptions of Investors [Line Items]
Risk-free interest rate	[1]	4.10%	4.20%
Expected volatility	[2]	49.50%	49.40%
Expected life (in years)	[5]	1	0.75
Social Proxy Transaction [Member] | Top of range [member]
Schedule of Assumptions of Investors [Line Items]
Risk-free interest rate	[1]	4.20%	4.30%
Expected volatility	[2]	57.40%	57.70%
Expected life (in years)	[5]	3	3

[1]	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.
[2]	Expected volatility - was calculated based on actual historical share price movements of the Company over a term that is equivalent to the contractual term of the option.
[3]	Expected life - the expected life was based on the expiration date of the warrants.
[4]	Dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.
[5]	Expected life - the expected life was based on the assumed milestones achievement date.